Nationwide Life Insurance Company:

o    Multi-Flex Variable Account
o    Nationwide Variable Account-II
o    Nationwide Variable Account-9
o    Nationwide VLI Separate Account-2
o    Nationwide VLI Separate Account-3
o    Nationwide VLI Separate Account-4


Nationwide Life and Annuity Insurance Company:

o    Nationwide VA Separate Account-B

                  Prospectus supplement dated February 14, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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Effective on or about February 15, 2005, the Credit Suisse Trust - Global
Post-Venture Capital Portfolio will change its name and investment objective.

All references in your prospectus to Credit Suisse Trust - Global Post-Venture Capital Portfolio shall mean Credit Suisse Trust - Global Small Cap Portfolio. The Portfolio's investment objective will be to seek capital appreciation.